Form N-1A Cover	Jul. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Kurv ETF Trust
Entity Central Index Key	0001782952
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Prospectus Date	Jul. 22, 2024